ASSETS HELD FOR SALE - Narrative (Details)	Jun. 30, 2023
Held-for-Sale | American National, Health Insurance Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of voting interests disposed	100.00%